PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Schedule of carrying value of assets pledged
The approximate carrying values of the significant components of pledged assets recognized on Citi’s Consolidated Balance Sheet included:

In millions of dollars	2016	2015
Investment securities	$161,914	$210,604
Loans	231,833	203,568
Trading account assets	84,371	88,463
Total	$478,118	$502,635

Schedule of future minimum rental payments for operating leases	Future minimum annual rentals under non-cancelable leases, net of sublease income, are as follows:

In millions of dollars
2017	$1,151
2018	1,006
2019	854
2020	679
2021	531
Thereafter	2,655
Total	$6,876

Schedule of guarantor obligations
The following tables present information about Citi’s guarantees:

	Maximum potential amount of future payments
In billions of dollars at December 31, 2016 except carrying value in millions	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$26.0	$67.1	$93.1	$141
Performance guarantees	7.5	3.6	11.1	19
Derivative instruments considered to be guarantees	7.2	80.0	87.2	747
Loans sold with recourse	—	0.2	0.2	12
Securities lending indemnifications(1)	80.3	—	80.3	—
Credit card merchant processing(1)(2)	86.4	—	86.4	—
Credit card arrangements with partners	—	1.5	1.5	206
Custody indemnifications and other	—	45.4	45.4	58
Total	$207.4	$197.8	$405.2	$1,183

	Maximum potential amount of future payments
In billions of dollars at December 31, 2015 except carrying value in millions	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$23.8	$73.0	$96.8	$152
Performance guarantees	7.4	4.1	11.5	23
Derivative instruments considered to be guarantees	3.6	74.9	78.5	1,779
Loans sold with recourse	—	0.2	0.2	17
Securities lending indemnifications(1)	79.0	—	79.0	—
Credit card merchant processing(1)(2)	84.2	—	84.2	—
Custody indemnifications and other	—	51.7	51.7	56
Total	$198.0	$203.9	$401.9	$2,027

(1)
The carrying values of securities lending indemnifications and credit card merchant processing were not material for either period presented, as the probability of potential liabilities arising from these guarantees is minimal.

(2)
At December 31, 2016 and December 31, 2015, this maximum potential exposure was estimated to be $86 billion and $84 billion, respectively. However, Citi believes that the maximum exposure is not representative of the actual potential loss exposure based on its historical experience. This contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants.

Schedule of guarantor obligations by credit ratings
Presented in the tables below are the maximum potential amounts of future payments that are classified based upon internal and external credit ratings. As previously mentioned, the determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. As such, Citi believes such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

	Maximum potential amount of future payments
In billions of dollars at December 31, 2016	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$66.8	$13.4	$12.9	$93.1
Performance guarantees	6.3	4.0	0.8	11.1
Derivative instruments deemed to be guarantees	—	—	87.2	87.2
Loans sold with recourse	—	—	0.2	0.2
Securities lending indemnifications	—	—	80.3	80.3
Credit card merchant processing	—	—	86.4	86.4
Credit card arrangements with partners	—	—	1.5	1.5
Custody indemnifications and other	45.3	0.1	—	45.4
Total	$118.4	$17.5	$269.3	$405.2

	Maximum potential amount of future payments
In billions of dollars at December 31, 2015	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$69.2	$15.4	$12.2	$96.8
Performance guarantees	6.6	4.1	0.8	11.5
Derivative instruments deemed to be guarantees	—	—	78.5	78.5
Loans sold with recourse	—	—	0.2	0.2
Securities lending indemnifications	—	—	79.0	79.0
Credit card merchant processing	—	—	84.2	84.2
Custody indemnifications and other	51.6	0.1	—	51.7
Total	$127.4	$19.6	$254.9	$401.9

Schedule of credit commitments
The table below summarizes Citigroup’s credit commitments:

In millions of dollars	U.S.	Outside of U.S.	December 31, 2016	December 31, 2015
Commercial and similar letters of credit	$1,103	$4,633	$5,736	$6,102
One- to four-family residential mortgages	1,166	1,672	2,838	3,196
Revolving open-end loans secured by one- to four-family residential properties	11,912	1,493	13,405	14,726
Commercial real estate, construction and land development	9,281	1,500	10,781	10,522
Credit card lines	569,747	94,588	664,335	573,057
Commercial and other consumer loan commitments	166,433	93,501	259,934	271,076
Other commitments and contingencies	2,387	8,880	11,267	9,982
Total	$762,029	$206,267	$968,296	$888,661